INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 30, 2018
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets
NTD Technology

Cost
Balance, September 30, 2016, 2017, and 2018	$361,284

Accumulated Amortization
Balance, September 30, 2016	$105,661
Amortization expense	18,297

Balance, September 30, 2017	$123,958
Amortization expense	18,298

Balance, September 30, 2018	$142,256

Net Book Value
Balance, September 30, 2017	$237,326
Balance, September 30, 2018	$219,028